Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 22, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2014